UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           | |; Amendment Number: ____

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  535 Madison Avenue, 6th Floor
          New York, New York 10022

13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stuart J. Zimmer
Title:    Managing Member
Phone:    212-440-0740

Signature, Place and Date of Signing:


/s/ Stuart J. Zimmer          New York, New York              February 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:   100

Form 13F Information Table Value Total:   $1,024,272
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
---       --------------------          ----

1.        28-10735                      ZLP Master Utility Fund, Ltd.

2.        28-10775                      ZLP Master Opportunity Fund, Ltd.

3.        28-11923                      ZLP Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2007
          COLUMN 1               COLUMN 2                   COLUMN 3   COLUMN 4       COLUMN 5      COL 6    COL 7      COLUMN 8
                                                                         VALUE   SHS OR/   SH/ PUT/ INVTMT   OTHER  VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS                 CUSIP     (x$1000)  PRN AMT   PRN CALL DSCRTN   MGRS   SOLE SHARED NONE
3PAR INC                      COM                          88580F109       129      10,000                   1
AGL RES INC                   COM                          001204106      2846      75,600                   1,2
AIRMEDIA GROUP INC            SPONSORED ADR                009411109       336      15,000                   1
ALLETE INC                    COM NEW                      018522300      4153     104,930                   1,2
ALLIANCE DATA SYSTEMS CORP    COM                          018581108      3000      40,000                   2
AMERICAN ELEC PWR INC         COM                          025537101     19183     412,000                   1,2
AMERICAN FINL RLTY TR         COM                          02607P305      1203     150,000                   2
AQUILA INC                    COM                          03840P102     10138   2,718,067                   1,2
ATLAS ENERGY RESOURCES LLC    COM                          049303100     35851   1,300,055                   3
ATLAS PIPELINE HOLDINGS LP    COM UNITS LP                 04939R108      6049     222,946                   3
ATLAS PIPELINE PARTNERS LP    UNIT L P INT                 049392103     30686     716,116                   3
AVISTA CORP                   COM                          05379B107     54627   2,536,080                   1,2
BOARDWALK PIPELINE PARTNERS   UT LTD PARTNER               96627104      39496   1,269,955                   3
BREITBURN ENERGY PARTNERS LP  COM UT LTD PTN               106776107     12312     438,207                   3
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH               112585104      1944      54,500                   2
BUCKEYE GP HOLDINGS LP        COM UNITS LP                 118167105     24662     874,834                   3
BURLINGTON NORTHN SANTA FE C  COM                          12189T104       333       4,000                   2
CANADIAN NATL RY CO           COM                          136375102       234       5,000                   2
CANADIAN NAT RES LTD          COM                          136385101       439       6,000                   2
CAPITOL ACQUISITION CORP DEL  UNIT 07/24/2012              14055E203      3932     400,000                   2
CHINA DIGITAL TV HLDG CO LTD  SPONSORED ADR                16938G107       270      10,000                   1
CIT GROUP INC                 COM                          125581108      2069      86,100                   2
CIT GROUP INC                 UNIT 99/99/9999              125581405       943      50,000                   2
CLEAR CHANNEL COMMUNICATIONS  COM                          184502102      3452     100,000                   2
COMMSCOPE INC                 COM                          203372107       368       7,468                   2
CONOCOPHILLIPS                COM                          20825C104      2119      24,000                   2
CONSTELLATION ENERGY GROUP I  COM                          210371100     30482     297,300                   1,2
COPANO ENERGY L L C           COM UNITS                    217202100     14501     398,937                   3
DTE ENERGY CO                 COM                          233331107      2638      60,000                   1,2
EASTERN AMER NATURAL GAS TR   SPERS RCT UNIT               276217106       457      17,150                   3
EDISON INTL                   Long EQUITY COMMON DOMESTIC  281020107     26695     500,194                   1,2
ENERGY TRANSFER EQUITY L P    COM UT LTD PTN               29273V100     15773     447,702                   3
ENTERPRISE GP HLDGS L P       UNIT LP INT                  293716106     23665     639,257                   3
EV ENERGY PARTNERS LP         COM UNITS                    26926V107     23283     716,392                   3
FIRSTENERGY CORP              COM                          337932107     27308     377,500                   1,2
FREEPORT-MCMORAN COPPER & GO  COM                          35671D857       820       8,000                   2
GENERAL CABLE CORP DEL NEW    COM                          369300108       550       7,500                   2
GENESIS ENERGY L P            UNIT LTD PARTN               371927104      2442     103,900                   3
GIANT INTERACTIVE GROUP ADR   ADR                          374511103       260      20,000                   1
GLOBAL PARTNERS LP            COM UNITS                    37946R109      2061      79,101                   3
GOOGLE INC                    CL A                         38259P508      1729       2,500                   2
GREAT PLAINS ENERGY INC       COM                          391164100     10640     362,900                   1,2
HARRAHS ENTMT INC             COM                          413619107      3142      35,400                   2
HOLLY ENERGY PARTNERS L P     COM UT LTD PTN               435763107      2087      47,700                   3
HUNTSMAN CORP                 COM                          447011107      3452     134,300                   2
ICX TECHNOLOGIES INC          COM                          44934T105       337      35,000                   2
INTEGRYS ENERGY GROUP INC     COM                          45822P105     22049     426,560                   1,2
JEFFERIES GROUP INC NEW       COM                          472319102      1729      75,000                   2
KODIAK OIL & GAS CORP         COM                          50015Q100      2227   1,012,325                   2
KOREA ELECTRIC PWR            SPONSORED ADR                500631106      3805     182,500                   2
LINN ENERGY LLC-UNITS         UNIT LTD LIAB                536020100     62300   2,489,020                   3
MARKWEST ENERGY PARTNERS L P  UNIT LTD PARTN               570759100     39973   1,183,324                   3
MARKWEST HYDROCARBON INC      COM                          570762104     13326     212,702                   2,3
MARTIN MIDSTREAM PRTNRS L P   UNIT L P INT                 573331105     12671     356,932                   3
MAGELLAN MIDSTREAM HLDGS LP   COM LP INTS                  55907R108     18534     691,555                   3
MICROVISION INC DEL           COM                          594960106       142      36,334                   2
MILLENNIUM CELL INC           COM                          60038B105        79     261,584                   2
MSCI INC                      CL A                         55354G100       576      15,000                   1
MV OIL TR                     TR UNITS                     553859109      6211     252,060                   3
NATURAL RESOURCE PARTNERS L   COM UNIT L P                 63900P103       386      11,900                   3
NISOURCE INC                  COM                          65473P105     10514     556,600                   1,2
NOAH ED HLDGS LTD             ADR                          65487R303       806     100,000                   1
NORTHEAST UTILS               COM                          664397106      6262     200,000                   1,2
NORTHWESTERN CORP             COM NEW                      668074305    108910   3,691,853                   1,2
NUSTAR ENERGY LP              UNIT COM                     67058H102      2634      49,410                   3
OCH ZIFF CAP MGMT GROUP       CL A                         67551U105      3942     150,000                   2
OGE ENERGY CORP               COM                          670837103     32661     900,000                   1,2
OLD REP INTL CORP             COM                          680223104      1392      90,300                   2
ONEOK INC NEW                 COM                          682680103     12459     278,300                   1,2
PG&E CORP                     COM                          69331C108     13667     317,168                   1,2
PICO HLDGS INC                COM NEW                      693366205      2437      72,500                   2
PLAINS ALL AMERN PIPELINE L   UNIT LTD PARTN               726503105     11518     221,491                   3
PNM RES INC                   COM                          69349H107     10677     497,746                   1,2
PORTLAND GEN ELEC CO          COM NEW                      736508847     14028     504,966                   1,2
PUBLIC SVC ENTERPRISE GROUP   COM                          744573106     18027     183,501                   1,2
QUANTA SVCS INC               COM                          74762E102       481      18,345                   2
QUEST ENERGY PARTNERS L P     COM UNIT LP IN               74836B209      1425      95,550                   3
QUESTAR CORP                  COM                          748356102       449       8,295                   2
QUICKSILVER GAS SVCS LP       COM UNITS LPI                74839G106      3339     133,442                   3
SEARS HLDGS CORP              COM                          812350106       495       4,850                   2
SIX FLAGS INC                 NOTE 4.500% 5/1              83001PAJ8       174     250,000                   2
SLM CORP                      COM                          78442P106       554      27,500                   2
SOUTHERN UN CO NEW            COM                          844030106     33617   1,145,000                   1,2
SP ACQUISITION HOLDINGS INC   UNIT 99/99/9999              78470A203      1811     177,500                   2
SPECTRA ENERGY CORP           COM                          847560109     17364     672,500                   1,2
SUBURBAN PROPANE PARTNERS L   UNIT LTD PARTN               864482104      3686      91,000                   3
TECO ENERGY INC               COM                          872375100      2151     125,000                   1,2
TEPPCO PARTNERS L P           UT LTD PARTNER               872384102     18372     479,301                   3
TRANSMONTAIGNE PARTNERS L P   COM UNIT L P                 89376V100      1689      59,500                   3
TRIMBLE NAVIGATION LTD        COM                          896239100      4107     135,800                   2
UNISOURCE ENERGY CORP         COM                          909205106     27491     871,362                   1,2
U S CONCRETE INC              COM                          90333L102       370     111,100                   2
U S SHIPPING PARTNERS L P     COM UNIT                     903417103      1883     143,490                   3
USEC INC                      COM                          90333E108      1665     185,000                   2
VANGUARD NATURAL RESOURCES L  COM UNIT                     92205F106       284      17,780                   3
VIRGIN MOBILE USA INC         CL A                         92769R108       222      25,000                   1
VISIONCHINA MEDIA INC         SPONS ADR                    92833U103       213      25,000                   2
WESTAR ENERGY INC             COM                          95709T100      5829     224,700                   1,2
WILLIAMS PARTNERS L P         COM UNIT L P                 96950F104      9432     240,600                   3
XINYUAN REAL ESTATE CO LTD    SPONS ADR                    98417P105       142      10,000                   2

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